Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Federal Home Loan Banks [Abstract]
Shareholders' Equity
15. SHAREHOLDERS’ EQUITY
Dividends
The Company’s quarterly dividend payments are as follows:

	2019		2020		2021
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.075	$10,956	$0.0875	$12,301	$0.0875	$12,222
Second quarter	$0.075	10,957	$0.0875	12,301	$0.0875	12,224
Third quarter	$0.075	10,029	$0.0875	12,303	$0.0875	12,227
Fourth quarter	$0.0875	12,171	$0.0875	12,089	$0.1250	17,469

		$44,113		$48,994		$54,142

On November 2, 2015, the board of directors began declaring an annual dividend payable in four quarterly installments. The board of directors declared annual dividends of US$1.40, US$1.40 and US$2.0 per ADS, equivalent to US$0.35, US$0.35 and US$0.5 per common share, payable in four quarterly installments on October 25, 2019, October 26, 2020 and October 25, 2021, respectively. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors.
Share Repurchase
On November 21, 2018, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a 24 month period. On October 26, 2020, the board of directors of the Company authorized the extension of the expiration of this program to November 21, 2021. On December 7, 2021, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a 6 month period. The repurchase plans do not obligate the Company to acquire any particular amount of ADS and may be modified or suspended at any time at the Company’s discretion.
For the years ended December 31, 2019, 2020 and 2021, the Company repurchased 762 thousand, 626 thousand and 556 thousand ADSs for a total cost of US$25,103 thousand, US$25,044 thousand and US$50,011 thousand, respectively. The weighted average purchase price per ADS repurchased was US$32.82, US$39.93 and US$89.87 in 2019, 2020 and 2021, respectively.